THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2006.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment [x]             Amendment Number: 1
   This Amendment (Check only one): [ ] is a restatement
                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Theodore W. Ullyot
Title: EVP and General Counsel, ESL Investments, Inc., general partner of RBS
       Partners, LP
Phone: (203) 861-4600

Signature, Place, and Date of Signing:

  /s/ Theodore W. Ullyot             Greenwich, CT          August 14, 2006
--------------------------         -----------------      -------------------
        (Signature)                  (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:               1
Form 13F Information Table Value Total:         $34,072
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number            Name
1                  28-11470                        ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

                           FORM 13F Information Table

      Column 1:      Column 2:  Column 3:   Column 4:          Column 5:          Column 6  Column 7:            Column 8:
                                                       ------------------------- ---------- ---------
                                           Fair Market
                                              Value    Shares or                                             Voting Authority
                      Title of    CUSIP    ----------- Principal                 Investment   Other   -----------------------------
   Name of Issuer      Class      Number    (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers (a) Sole  (b) Shared (c) None
-------------------- --------- ----------- ----------- --------- ------ -------- ---------- --------- --------- ---------- --------
General Motors Corp. Common    370442-10-5     34,072  1,754,500   SH               SOLE              1,754,500
                               -----------
COLUMN TOTALS                  Grand Total     34,072